Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income	$ 825.7	$ 821.3	$ 802.9
Weighted average ordinary shares outstanding	150.6	156.6	162.7
Employee stock options, RSUs and PSUs	1.5	2.8	3.9
Diluted weighted average ordinary shares outstanding	152.1	159.4	166.6
Basic earnings per ordinary share	$ 5.48	$ 5.24	$ 4.93
Diluted earnings per ordinary share	$ 5.43	$ 5.15	$ 4.82